Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 19, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) $ / shares shares	Mar. 16, 2018 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	May 25, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 30, 2019 SFr / shares	Dec. 31, 2018 SFr / shares	May 17, 2018 $ / shares shares
Disclosure of classes of share capital [line items]
Issuance of shares			3,499,990
Par value per share			0.0769
Share issue related cost | $			$ 11			$ 51	$ 5,713
Share capital | $				$ 3,442		$ 3,442		$ 3,420
Treasury non-voting shares				1,485,104		1,485,104		1,602,601
Issuance Of Issuance Of Non Vested Non Voting Shares Fully Paid						288,351		430,625
Nominal value per share of non-voting shares | SFr / shares									SFr 0.0769	SFr 0.0769
Common shares [Member]
Disclosure of classes of share capital [line items]
Share capital | $				$ 3,400		$ 3,400		$ 3,400
Number of shares issued and fully paid				43,719,675		43,719,675		43,443,911
IPO [Member]
Disclosure of classes of share capital [line items]
Share issue related cost | $	$ 300
Number of shares issued	306,721
Share price | $ / shares	$ 15.39
Proceeds from issue of common shares | $	$ 4,700
IPO [Member] | Underwritten public offering [member]
Disclosure of classes of share capital [line items]
Share issue related cost | $		$ 5,300
Number of shares issued		4,750,000
Share price | $ / shares		$ 15.39
Proceeds from issue of common shares | $		$ 73,100
IPO [Member] | Follow-on offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued		712,500
IPO [Member] | Green-shoe [member]
Disclosure of classes of share capital [line items]
Number of shares issued	712,500
IPO [Member] | Treasury Shares [member]
Disclosure of classes of share capital [line items]
Share issue related cost | $					$ 600
Number of shares issued					600,000						1,000,851
Share price | $ / shares					$ 12.50						$ 12.50
Proceeds from sale of treasury shares | $					$ 20,000
ATM [member] | Treasury Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued				117,497		117,497
Share price | $ / shares				$ 11.40		$ 11.40
Proceeds from sale of treasury shares | $				$ 1,300